Quarterly Financial Data (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Sep. 26, 2015	Jun. 27, 2015	Mar. 28, 2015	Dec. 27, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Sep. 26, 2015	Sep. 27, 2014	Sep. 28, 2013
Quarterly Financial Data [Abstract]
Net sales	$ 1,196	$ 1,241	$ 1,224	$ 1,220	$ 1,310	$ 1,298	$ 1,210	$ 1,140	$ 4,881	$ 4,958	$ 4,647
Cost of sales	975	1,003	997	1,037	1,114	1,089	1,023	964	4,012	4,190	3,835
Gross profit	221	238	227	183	196	209	187	176
Net income (loss) attributable to the Company	$ 48	$ (13)	$ 38	$ 13	$ 29	$ 15	$ 12	$ 6	$ 86	$ 62	$ 57
Basic	$ 0.40	$ (0.11)	$ 0.32	$ 0.11	$ 0.25	$ 0.13	$ 0.10	$ 0.05	$ 0.72	$ 0.53	$ 0.50
Diluted	$ 0.39	$ (0.11)	$ 0.31	$ 0.11	$ 0.24	$ 0.12	$ 0.10	$ 0.05	$ 0.70	$ 0.51	$ 0.48